Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		¥ 381,616	¥ 128,796
Troubled debt restructurings, Post-modification outstanding recorded investment		381,315	88,753
Troubled debt restructurings that subsequently defaulted, Recorded Investment		7,734	12,010
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,030
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,030
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	279,767	80,840
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	279,767	41,062
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	2,790	2,862
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	251,468	51,128
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	251,468	11,350
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	1,089	1,235
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,287	1,700
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,287	1,700
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]		6
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	4,796	5,975
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	4,796	5,975
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]		745
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	3,024	6,175
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	3,024	6,175
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	158	486
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	15,046	14,148
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	15,046	14,148
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	1,510	336
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	2,001	232
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	2,001	232
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	948	666
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	948	666
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]		40
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,197	816
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,197	816
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	33	14
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	49,767	4,272
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	49,767	4,272
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	7,160	10,865
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	7,160	10,865
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	78	151
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	8,244	8,715
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	8,056	8,541
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	2,027	2,385
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	21,721	15,100
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	21,608	15,100
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	1,641	3,491
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	13,927	9,004
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	13,927	8,913
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	¥ 1,198	¥ 3,121

[1]	For the six months ended September 30, 2015, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals was the primary concession type in the MUAH segment. For the six months ended September 30, 2016, extension of the stated maturity date of loans was the primary concession type in the Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Commercial and Card segments and payment deferrals was the primary concession type in the MUAH segment.
[2]	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
[3]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.